Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Consolidated Statements of Comprehensive Income
Net Income	$ 393,694	$ 249,115
(Loss) gain related to cash flow hedges	(4,283)	3,984
Actuarial gains (losses) on defined benefit pension plans	4,373	1,783
(Loss) gain related to foreign currency translation	120,796	118,953
Income tax (expense) benefit related to components of other comprehensive income	(18,981)	(4,151)
Other comprehensive income (loss), net of tax	101,905	120,569
Total comprehensive income	495,599	369,684
Comprehensive income attributable to Noncontrolling interests	24,037	28,682
Comprehensive income attributable to the Company	$ 471,562	$ 341,002